UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from October 1, 2015 to October 31, 2015

Commission File Number of issuing entity: 333-170231-14

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2013-5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-170231

AFS SENSUB CORP.

(Exact name of depositor as specified in its charter)

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Delaware	46-7059257
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒
Class A-2A	☐	☐	☒
Class A-2B	☐	☐	☒
Class A-3	☐	☐	☒
Class B	☐	☐	☒
Class C	☐	☐	☒
Class D	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The Record Date for distributions described in Exhibit 99.1 was November 6, 2015.

No assets securitized by AmeriCredit Financial Services, Inc. (the “Securitizer”) and held by AmeriCredit Automobile Receivables Trust 2013-5 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from October 1, 2015 to October 31, 2015.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 13, 2015.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4	– Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Significant Enhancement.

None

ITEM 8 – Other Information.

None

ITEM 9 – Exhibits

(a)	Documents filed as part of this report:

99.1    Monthly Servicer’s Certificate

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2013-5

(Issuing Entity)

Dated: November 10, 2015

By:	AmeriCredit Financial Services, Inc., as Servicer

By:	/s/ Chris A. Choate
Name:	Chris A. Choate
Title:	Executive Vice President and
Chief Financial Officer

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

99.1	Monthly Servicer’s Certificate